Amplify Seymour Cannabis ETF
Schedule of Investments
January 31, 2024 (Unaudited)

COMMON STOCKS - 35.1%	Shares	Value
Consumer Discretionary - 3.7%
GrowGeneration Corp.(a)	515,694	$1,191,253

Consumer Staples - 1.5%
Neptune Wellness Solutions, Inc.(a)(b)	0	0
Village Farms International, Inc.(a)(c)	580,778	493,661
		493,661

Financials - 2.0%
Silver Spike Investment Corp.	82,918	638,469

Health Care - 19.1%
Aleafia Health, Inc.(a)(b)(d)	80,872	0
Auxly Cannabis Group, Inc.(a)	3,137,044	35,000
Canopy Growth Corp.(a)(c)	36,276	169,409
Cara Therapeutics, Inc.(a)	65,538	37,068
cbdMD, Inc.(a)	1	1
Charlotte's Web Holdings, Inc.(a)(c)	1,102,907	196,882
Clever Leaves Holdings, Inc.(a)	5,093	13,242
Cronos Group, Inc.(a)	595,463	1,190,926
Jazz Pharmaceuticals PLC(a)	553	67,864
MediPharm Labs Corp.(a)	2,927,844	152,441
Organigram Holdings, Inc.(a)(c)	169,800	281,868
SNDL, Inc.(a)	298,791	397,392
TerrAscend Corp.(a)	780,700	1,550,425
Tilray Brands, Inc.(a)(c)	1,168,784	2,138,874
		6,231,392

Industrials - 0.5%
Hydrofarm Holdings Group, Inc.(a)	171,646	169,930

Information Technology - 3.0%
Akerna Corp.(a)	1	0
WM Technology, Inc.(a)	1,214,393	984,873
		984,873

Real Estate - 5.3%
Innovative Industrial Properties, Inc.(e)	18,424	1,717,669
TOTAL COMMON STOCKS (Cost $70,058,802)		11,427,247

RIGHTS - 0.0%(f)	Contracts
Harmony Biosciences Holdings, Inc.(a)(d)	220,858	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 21.1%
Investments Purchased with Proceeds from Securities Lending - 9.1%
First American Government Obligations Fund - Class X, 5.18%(g)	2,979,665	2,979,665

Money Market Funds - 12.0%
Invesco Government & Agency Portfolio – Institutional Class, 5.25%(g)	3,906,469	3,906,469
TOTAL SHORT-TERM INVESTMENTS (Cost $6,886,134)		6,886,134

TOTAL INVESTMENTS - 56.2% (Cost $76,944,936)		18,313,381
Other Assets in Excess of Liabilities - 43.8%		14,252,592
TOTAL NET ASSETS - 100.0%		$32,565,973

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Less than $0.50.
(c)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $2,619,923 which represented 8.0% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2024.

(e)	Real Estate Investment Trust.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swaps
January 31, 2024 (Unaudited)

Reference Index	Counterparty	Long/Short	Expiration Date	Financing Rate (a)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Nomura Global Financing Productions, Inc.	Long	5/28/2024	6.81	Monthly	$847,394	$117,443
Cannabist Company	Nomura Global Financing Productions, Inc	Long	5/28/2024	6.81	Monthly	13,808	(13,471)
Cresco Lab, Inc.	Nomura Global Financing Productions, Inc	Long	5/28/2024	6.81	Monthly	2,142,004	(94,500)
Curaleaf Holdings, Inc.	Nomura Global Financing Productions, Inc	Long	5/28/2024	6.81	Monthly	4,435,981	322,309
Green Thumb Industries, Inc.	Nomura Global Financing Productions, Inc	Long	5/28/2024	6.81	Monthly	5,180,030	35,345
Truelieve Cannabis Corp.	Nomura Global Financing Productions, Inc	Long	5/28/2024	6.81	Monthly	4,054,254	1,092,697
Verano Holdings Corp.	Nomura Global Financing Productions, Inc	Long	5/28/2024	6.81	Monthly	3,278,517	372,808
							$1,832,631

(a)	Financing rate based on the overnight bank rate plus a spread of 150 basis points and is reset monthly.

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify Seymour Cannabis ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$1,191,253	$–	$–	$1,191,253
Consumer Staples	493,661	–	–	493,661
Financials	638,469	–	–	638,469
Health Care	6,231,392	–	0	6,231,392
Industrials	169,930	–	–	169,930
Information Technology	984,873	–	–	984,873
Real Estate	1,717,669	–	–	1,717,669
Common Stocks - Total	$11,427,247	$–	$–	$11,427,247
Rights	–	–	0	–
Investments Purchased with Proceeds from Securities Lending	2,979,665	–	–	2,979,665
Money Market Funds	3,906,469	–	–	3,906,469
Total Assets	$18,313,381	$–	$0	$18,313,381

Other Financial Instruments:*
Assets
Total Return Swaps	$–	$1,940,602	$–	$1,940,602
Total Assets	$–	$1,940,602	$–	$1,940,602
Liabilities
Total Return Swaps	$–	$107,971	$–	$107,971
Total Liabilities	$–	$107,971	$–	$107,971

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2024.

Refer to the Schedule of Investments for industry classifications.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.